Schedule of Cash Flow Supplemental (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Transfer of note payable, related party	$ (9,991,000)	$ (12,524,000)
Related Party [Member]
Related Party Transaction [Line Items]
Transfer of promissory note 2 to related party	5,081,000
Transfer of note payable, related party	$ (5,081,000)